Income Tax - Schedule of Tax Losses and Excess (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Tax Losses and Excess [Abstract]
Unused tax losses (recognized in the DTA)	$ 12,851	$ 5,513
Total	$ 12,851	$ 5,513